PHOENIX MULTI-SERIES TRUST

              Supplement dated December 28, 2006 to the Prospectus
        and Statement of Additional Information dated February 15, 2006, as supplemented November 17, 2006 and December 6, 2006




IMPORTANT NOTICE TO INVESTORS

Effective December 22, 2006, the Phoenix High Yield Securities Fund, formerly a series of Phoenix Multi-Series Trust, was liquidated. The Phoenix High Yield Securities Fund has ceased to exist and is no longer available for sale. Accordingly, all references to the Phoenix High Yield Securities Fund in the current Prospectus and Statement of Additional Information are hereby deleted.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 694/Close HYSF (12/06)